Schedule of Fair Value of Warrant (Details) - Warrant [Member]	Dec. 31, 2025
Measurement Input Stock Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	0.05
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	0.10
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	5
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	183
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	0
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input	3.72